Share Capital - Schedule of Fair Value of Options Granted (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value of Options Granted [Line Items]
Dividend yield	0.00%	0.00%
Expected term		6 years 1 month 9 days
Minimum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Value of ordinary share (in Dollars per share)		$ 5.13
Expected volatility		70.91%
Risk-free interest rate		4.35%
Expected term	1 year 7 months 24 days
Maximum [Member]
Schedule of Fair Value of Options Granted [Line Items]
Value of ordinary share (in Dollars per share)		$ 5.46
Expected volatility		70.97%
Risk-free interest rate		4.46%